SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Amendment No. 3
Post-Effective Amendment No. 52

PENN SQUARE MUTUAL FUND    FILE NO. 2-13943
(Exact Name if registrant as specified in charter)

2650 Westview Drive, Wyomissing, PA  19610
(Address of principal executive offices)

610.670.1031
(Registrant's telephone number)

Dennis J. Westley, 2650 Westview Drive, Wyomissing, PA  19610
(name and address of agent for service)

Approximate Date of Proposed Public Offering       March 1, 1996

It is proposed that this filing will become effective on March 1, 1996 pursuant to Rule 485(b).


CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of                         Maximum       Maximum
Securities                      Offering     aggregate       Amount of
being         Amount being     Price per      Offering    Registration
Registered      Registered          Unit         Price             Fee

Class A          1,769,663        $13.00   $290,000.00         $100.00



 1) The calculation of the proposed maximum offering price has been made pursuant to Rule 24e-2 of the Investment Company Act of 1940.

 2) The total amount of securities redeemed during the previous fiscal year ended December 31, 1995 aggregated 1,747,355 shares.

 3) There were no redeemed or repurchased securities used for reductions to paragraph (c) of Rule 24f-2 in any previous filings of post effective amendments during the current year.

 4) The total amount of shares redeemed being used for reductions in the amendments being filed totaled 1,747,355.

  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York, on the 13th day of February 1996.


                            PENN SQUARE MUTUAL FUND

                            James E. Jordan, President
                            (Signature)

Pursuant to the requirements of the Securities Act of 1933, this amendment to this registration statement has been signed below by the following persons in the capacities and on the date indicated. Each of the persons whose signature appears below hereby authorizes James E. Jordan, President of the Registrant, to execute in the name of each such person and to file all amendments and post-effective amendments to this Registration Statement as the Registrant deems appropriate and appoints such person as his attorney-in-fact to sign on his behalf individually and is each capacity stated below and to file all amendments and post-effective amendments to this Registration Statement.



/s/ James E. Jordan         President          02/13/96

/s/ Dennis J. Westley       Vice President     02/13/96
                            and Treasurer

/s/ Lee D. Arning           Trustee            02/13/96

/s/ Gail M. Harrity         Trustee            02/13/96

/s/ Paul J. Lawler          Trustee            02/13/96

/s/ Emmett M. Murphy        Trustee            02/13/96

/s/ Ferdinand Thun          Trustee            02/13/96